As filed with the Securities and Exchange Commission on September 7, 2011
Securities Act File No. 333-46479
Investment Company File No. 811-08659

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 21	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 23 (Check appropriate box or boxes)	[X]

The Henssler Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

3735 Cherokee Street
Kennesaw, Georgia 30144
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Gene W. Henssler, Ph.D.
Henssler Asset Management, LLC
3735 Cherokee Street
Kennesaw, Georgia 30144
(Name and Address of Agent for Service)

Copy to:  Reinaldo Pascual, Esq.
Paul Hastings LLP
600 Peachtree Street, N.E., Suite 2400
Atlanta, Georgia 30308

It is proposed that this filing will become effective: (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a) (1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (the “Registration Statement”) of The Henssler Funds. (the “Company”) is being filed for the sole purpose of filing the consent of the independent registered public accounting firm, which was inadvertently omitted from the filing on August 29, 2011. This Post-Effective Amendment does not supersede or amend the current versions of the Company’s Prospectus (Part A) or Statement of Additional Information (Part B), each dated August 29, 2011, included in Post-Effective Amendment No. 19 under the 1933 Act and Amendment No. 21 under the 1940 Act, as supplemented.

THE HENSSLER FUNDS, INC. (THE “REGISTRANT”)

PART C – OTHER INFORMATION

Item 28.	Exhibits.

(a)(1)	Articles of Incorporation of Registrant dated February 11, 1998.1
(a)(2)	Articles Supplementary of Registrant dated May 27, 2011.9
(b)	By-laws of Registrant.1
(c)	Articles of Incorporation of Registrant dated February 11, 1998, and By-laws of Registrant.1
(d)	Form of Advisory Agreement by and between the Registrant and the Adviser.1
(e)	Distribution Agreement by and among the Adviser, Registrant and ALPS Distributors, Inc.6
(f)	Not applicable.
(g)	Form of Custody Agreement by and among the Adviser, Registrant and The Fifth Third Bank dated August 30, 1999.3
(h)(1)	Second Amended and Restated Operating Services Agreement by and between the Registrant and the Adviser.9
(h)(2)	Mutual Fund Services Agreement by and among the Adviser, Registrant and ALPS Fund Services, Inc.6
(i)	Opinion of Counsel.5
(j)(1)	Consent of Independent Registered Public Accounting Firm.8
(j)(2)	Consent of Counsel.10
(k)	Not applicable.
(l)	Agreement concerning initial capital of The Fund.2
(m)	Not applicable.
(n)	Rule 18f-3 Multiple Class Plan.9
(p)(1)	Code of Ethics of the Registrant and the Adviser.4
(p)(2)	Code of Ethics of ALPS Distributors, Inc.6
(q)	Powers of Attorney.7
____________________
1  Incorporated by reference to the Registrant’s Initial Registration Statement, SEC File No. 33-46479, filed electronically with the SEC on February 18, 1998.

2  Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement, SEC File No. 33-46479, filed electronically with the SEC on May 26, 1998.
3  Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, SEC File No. 33-46479, filed electronically with the SEC on August 31, 1999.
4  Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, SEC File No. 33-46479, filed electronically with the SEC on August 30, 2000.
5  Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement, SEC File No. 33-46479, filed electronically with the SEC on August 30, 2004.
6  Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement, SEC File No. 33-46479, filed electronically with the SEC on June 30, 2005.
7  Incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement, SEC File No. 33-46479, filed electronically with the SEC on August 28, 2009.
8  Filed herewith.
9  Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement, SEC File No. 33-46479, filed electronically with the SEC on June 8, 2011.
10 Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement, SEC File No. 33-46479, filed electronically with the SEC on August 29, 2011.

Item 29.	Persons controlled by or Under Common Control with the Fund.

Henssler Asset Management, LLC, The Fund’s Adviser, is a Georgia limited liability company fifty-one percent (51%) owned by Gene W. Henssler, Ph.D., twenty-one and five-one hundredths percent (21.05%) owned by Patricia T. Henssler, C.P.A., and six and two-thirds percent (6.6%) owned by each of Scott L. Keller, CFA, William G. Lako, Jr., CFP®, and Theodore L. Parrish, CFA, and five percent (5%) owned by Timothy B. O’Pry.  The Fund’s Adviser is an affiliate of G.W. Henssler & Associates, Ltd., an investment manager majority owned by Dr. Henssler with approximately $765 million under private account management, with an additional $181 million under advisement, as of March 30, 2011.

Item 30.	Indemnification.

Section 2-418 of the Maryland General Corporation Law, Article VI of Registrant’s Charter previously filed as an Exhibit, Article VII of Registrant’s By-Laws previously filed as an Exhibit, and the Distribution Agreement previously filed as an Exhibit, provide for indemnification.

Registrant’s Articles of Incorporation (Article VI) provide that Registrant shall indemnify its directors and officers to the fullest extent permitted by law.

Registrant’s By-laws (Article VII, Section 1) provide that Registrant shall indemnify any director and/or officer who was or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was a director or officer of Registrant, or is or was serving at the request of Registrant as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding to the maximum extent permitted by law.

With respect to indemnification of officers and directors, Section 2-418 of the Maryland General Corporation Law provides that a corporation may indemnify any director who is made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of Registrant) by reason of service in that capacity, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement and expenses actually and reasonably incurred by him in connection with such action, suit or proceeding unless (1) it is established that the act or omission of the director was material to the matter giving rise to the proceeding, and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit of money, property, or services; or (3) in the case of any criminal action or proceeding, had reasonable cause to believe that the act or omission was unlawful.  A court of appropriate jurisdiction may, however, except in proceedings by or in the right of Registrant or in which liability has been adjudged by reason of the person receiving an improper personal benefit, order such indemnification as the court shall deem proper if it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the requisite standard of conduct.

Under Section 2-418, Registrant may also indemnify officers, employees and agents of Registrant who are not Directors to the same extent that it shall indemnify directors and officers, and to such further extent, consistent with law, as may be provided by general or specific action of the Board of Directors or contract.  Pursuant to Section 2-418 of the Maryland General Corporation Law, the termination of any proceeding by judgment, order or settlement does not create a presumption that the person did not meet the requisite standard of conduct required by Section 2-418.  The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct.

Reference is also made to Section 8 of the Distribution Agreement previously filed as an Exhibit to Registrant’s Registration Statement.  Section 8 of the Distribution Agreement provides that Registrant, subject to certain conditions and limitations, shall indemnify and hold harmless the Underwriter, its trustees, officers, employees and other agents from and against any and all actions, suits, claims, losses, damages, costs, charges, reasonable counsel fees and disbursements, payments, expenses and liabilities to which they may become liable arising directly or indirectly out of any action or omission to act which the Underwriter takes (i) at any request or on the direction of or in reliance on the reasonable advice of the Registrant, (ii) upon any instruction, notice or other instrument that the Underwriter reasonably believes to be genuine and to have been signed or presented by a duly authorized representative of the Registrant (other than an employee or other affiliated person of the Underwriter who may otherwise be named as an authorized representative of the Registrant for certain purposes) or (iii) on its own initiative, in good faith and in accordance with the standard of care set forth in the Distribution Agreement, in connection with the performance of its duties or obligations hereunder

Reference is also made to Section 6 of the Advisory Agreement previously filed as an Exhibit to Registrant’s Registration Statement.  Section 6 provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Registrant, except for willful misfeasance, bad faith or from negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Advisory Agreement.

The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland, from liability arising from his activities as officer or director of the Registrant.  The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its shareholders to which such officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, reckless disregard of the duties involved in the conduct of his office, active or deliberate dishonesty, receipt of an improper personal benefit, or in the case of a criminal proceeding that such person had reasonable cause to believe the act or omission was unlawful.  The corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.  Insurance or similar protection may also be provided by a subsidiary or affiliate of the corporation.

Item 31.	Business and Other Connections of Investment Adviser.

None.

Item 32.	Principal Underwriters.

(a) ALPS Distributors, Inc. (the “Distributor”) acts as the distributor for the Registrant and the following investment companies: AARP Funds, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BBH Trust, BLDRS Index Fund Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, Cullen Funds, DIAMONDS Trust, EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, OOK, Inc., Pax World Funds Series Trust I, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., Transparent Value Trust, TXF Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b) To the best of the Registrant’s knowledge, set forth below is information concerning each director and executive officer of the Distributor.  The principal business address for each of the Distributor’s directors and executive officers is 1290 Broadway, Suite 1100, Denver, CO 80203.

Name	Positions and Offices with the Distributor	Positions and Offices with the Registrant

Edmund J. Burke	Director	None
Spencer Hoffman	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
John C. Donaldson	Executive Vice President, Chief Financial Officer	None
Richard Hetzer	Executive Vice President	None
Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director – Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None
Erin Douglas	Vice President, Senior Associate Counsel	None
JoEllen Legg	Vice President, Associate Counsel	None
Paul F. Leone	Vice President, Assistant General Counsel	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None

(c) Not applicable.

Item 33.	Location of Accounts and Records.

All shareholder account records including share ledgers, duplicate confirmation, duplicate account statements, and application forms are maintained by the Registrant’s Transfer Agent, ALPS Fund Services, Inc. (“ALPS”), with principal offices at 1290 Broadway, Suite 1100, Denver, Colorado 80203.  Certain accounting records of the Registrant are maintained by ALPS in its capacity as Accounting Services Agent.  Actual portfolio securities and other investment assets (including cash) may be maintained, pursuant to Rule 31a-3, in the custody of Registrant’s Custodian, Fifth Third Bank, N.A., 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

Item 34.	Management Services.

None.

Item 35.	Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Kennesaw and State of Georgia, on the 7th day of September, 2011.

THE HENSSLER FUNDS, INC.

By:	/s/ Gene W. Henssler Gene W. Henssler, Ph.D. President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 21 to the Registration Statement has been signed below by the following persons in the capacities stated and on the dates indicated.

SIGNATURE	CAPACITY	DATE

/s/ Gene W. Henssler Gene W. Henssler, Ph.D.	Director and President	September 7, 2011

* Patricia T. Henssler	Director and Treasurer (Principal Accounting Officer)	September 7, 2011

* David O’Brien	Director	September 7, 2011

* Joseph Owen	Director	September 7, 2011

* Robert E. Nickels	Director	September 7, 2011

By: * /s/ Gene W. Henssler Gene W. Henssler, Ph.D. Attorney-In-Fact, pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit No.	Exhibit

(j)(1)	Consent of Independent Registered Public Accounting Firm.